Employment and Stock Option Agreements- Summary of stock option activity and weighted average exercise price (Details 2) (Stock Options, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year	3,015,000	2,830,000	2,430,000	2,440,000
Granted	871,000	195,000	680,000
Cancelled	(146,667)	(10,000)	(280,000)	(10,000)
Exercise of stock options, shares	(33,333)
Outstanding at end of year	3,706,000	3,015,000	2,830,000	2,430,000
Exercisable at end of year	3,412,833	2,820,416	2,198,750	2,401,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year	$ 0.85	$ 0.88	$ 1.12	$ 1.10
Granted		$ 0.35	$ 0.19
Canceled		$ 0.45	$ 1.25	$ 1.00
Exercised
Outstanding at end of year		$ 0.85	$ 0.88	$ 1.12
Exercisable at end of year		$ 0.88	$ 1.08	$ 1.12